CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2012	$ (5,887)	$ 0	[1]	$ 118,247	$ (124,112)	$ (22)
Balance (in shares) at Dec. 31, 2012		604,195
Net loss	(27,450)	$ 0		0	(27,450)	0
Stock based compensation	796	0		796	0	0
Compensation granted in common stock	94	$ 0	[1]	94	0	0
Compensation granted in common stock (in Shares)		1,525
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	$ 0	[1]	15,000	0	0
Conversion of 2011 Convertible Note Payable Principal Balance (in shares)		112,782
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		4,168
Issuance of stock for inducement of 2011 Convertible note payable	0	$ 0	[1]	0	0	0
Issuance of stock for inducement of 2011 Convertible note payable (in shares)		15,933
Issuance of stock for conversion of Bridge Loan and extinguishment	11,480	$ 0	[1]	11,480	0	0
Issuance of stock for conversion of Bridge Loan and extinguishment (in shares)		218,753
Issuance of Warrants - conversion of bridge loan	392	$ 0		392	0	0
Issuance of warrants for the Bridge Loan and extinguishment	401	0		401	0	0
Issuance of shares and warrants - IPO	6,751	$ 0	[1]	6,751	0	0
Issuance of shares and warrants - IPO (in shares)		133,780
Issuance of shares and warrants - IPO over-allotment	1,027	$ 0	[1]	1,027	0	0
Issuance of shares and warrants - IPO over-allotment (in shares)		20,067
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH	10,067	$ 0	[1]	10,067	0	0
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH (in shares)		159,946
Issuance of shares and warrants - secondary offering	9,147	$ 0	[1]	9,147	0	0
Issuance of shares and warrants - secondary offering (in shares)		571,500
Issuance of stock - secondary offering exercise of over-allotment	415	$ 0	[1]	415	0	0
Issuance of stock - secondary offering exercise of over-allotment (in shares)		25,500
Issuance of stock from exercise of warrants	3	$ 0	[1]	3	0	0
Issuance of stock from exercise of warrants (in shares)		86
Balance at Dec. 31, 2013	22,416	$ 0	[1]	174,000	(151,562)	(22)
Balance (in shares) at Dec. 31, 2013		1,868,235
Net loss	(18,978)	$ 0		0	(18,978)	0
Stock based compensation	625	0		625	0	0
Compensation granted in common stock	307	$ 0	[1]	307	0	0
Compensation granted in common stock (in Shares)		14,560
Issuance of stock - 15 million purchase agreement	439	$ 0	[1]	439	0	0
Issuance of stock - 15 million purchase agreement (in shares)		27,500
Issuance of stock as payment of 2011 and 2012 bonus	272	$ 0	[1]	272	0	0
Issuance of stock as payment of 2011 and 2012 bonus (in shares)		14,887
Issuance of stock in exchange for payment of interest on convertible debt	180	$ 0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		8,466
Issuance of stock - third offering	8,816	$ 0	[1]	8,816	0	0
Issuance of stock - third offering (in shares)		526,500
Issuance of stock - 1 million purchase agreement	961	$ 0	[1]	961	0	0
Issuance of stock - 1 million purchase agreement (in shares)		50,000
Issuance of stock - S-3 financing	1,302	$ 0	[1]	1,302	0	0
Issuance of stock - S-3 financing (in shares)		104,159
Issuance of stock to financing agent - Series A financing	17	$ 0	[1]	17	0	0
Issuance of stock to financing agent - Series A financing (in shares)		3,315
Balance at Dec. 31, 2014	16,357	$ 0	[1]	186,919	(170,540)	(22)
Balance (in shares) at Dec. 31, 2014		2,617,622
Net loss	(10,555)	$ 0		0	(10,555)	0
Stock based compensation	432	0		432	0	0
Compensation granted in common stock	1,542	$ 0	[1]	1,542	0	0
Compensation granted in common stock (in Shares)		956,634
Issuance of common stock in settlement of due to related party (MBTH)	1,756	$ 0	[1]	1,756	0	0
Issuance of common stock in settlement of due to related party (MBTH) (in shares)		399,114
Issuance of stock - 15 million purchase agreement	(135)	$ 0	[1]	(135)	0	0
Issuance of stock - 15 million purchase agreement (in shares)		0
Issuance of common stock in connection with Series A Preferred Stock conversion	1,011	$ 0	[1]	1,011	0	0
Issuance of common stock in connection with Series A Preferred Stock conversion (in shares)		239,247
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties)	1,003	$ 0	[1]	1,003	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties) (in shares)		222,791
Issuance of common stock in connection with Series B Preferred Stock conversion	474	$ 0	[1]	474	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (in shares)		182,708
Issuance of common stock in connection with Series C Preferred Stock conversion	3,189	$ 0	[1]	3,189	0	0
Issuance of common stock in connection with Series C Preferred Stock conversion (in shares)		946,518
Issuance of common stock in connection with settlement of amounts due to related parties	24	$ 0	[1]	24	0	0
Issuance of common stock in connection with settlement of amounts due to related parties (in shares)		5,310
Issuance of common stock in connection with Series B Financing	10	$ 0	[1]	10	0	0
Issuance of common stock in connection with Series B Financing (in shares)		2,462
Issuance of common stock in connection with Series C Financing	53	$ 0	[1]	53	0	0
Issuance of common stock in connection with Series C Financing (in shares)		11,864
Issuance of common stock in connection with repayment of accrued interest	90	$ 0	[1]	90	0	0
Issuance of common stock in connection with repayment of accrued interest (in shares)		31,343
Issuance of common stock in connection with underwritten offering, net of offering costs	1,302	$ 0	[1]	1,302	0	0
Issuance of common stock in connection with underwritten offering, net of offering costs (in shares)		2,550,000
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise	1,214	$ 0	[1]	1,214	0	0
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise (in shares)		2,450,000
Dividends and deemed dividends	(3,079)	$ 0	[1]	(3,079)
Issuance of stock to financing agent - Series A financing	5,677
Balance at Sep. 30, 2015	$ 14,688	$ 0	[1]	$ 195,805	$ (181,095)	$ (22)
Balance (in shares) at Sep. 30, 2015		10,615,613

[1]	Less than $1